January 4, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Pathway Funds (“Trust”)
SEC File Nos. 811-06328 and 033-40823 Rule 497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 85 of the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 29, 2021

Please contact the undersigned at (212)-537-2821 if you have any questions or comments concerning this filing.

Sincerely,

/s/ Eric Metallo
Eric Metallo
Secretary

cc:	Joseph Signora (via email)
John O’Brien, Esq. (via email)